UNAUDITED CRUDE OIL AND NATURAL GAS RESERVES INFORMATION - Changes in Standardized Measure of Estimated Discounted Future Net Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
UNAUDITED CRUDE OIL AND NATURAL GAS RESERVES INFORMATION
Standardized measure, beginning of year	$ 4,701
Sales of crude oil and natural gas, net of production cost	(2,633)
Discoveries, extensions and improved recoveries, net of future development cost		$ 4,701
Revisions of quantity estimates	$ (2,068)
Standardized measure, end of year		$ 4,701